Income Taxes (Details) - Schedule of valuation allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Valuation Allowance Abstract
Beginning balance	$ 256,413	$ 256,413
Increase related to current year tax positions	109,936
Ending balance	$ 366,349	$ 256,413